----------------------------
                                                           OMB APPROVAL
                                                    ----------------------------
                                                     OMB Number: 3235-0578
                                                     Expires: April 30, 2007
                                                     Estimated average burden
                                                     hours per response: 10.05
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1743


                                The Spectra Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.  Schedule of Investments.


The Spectra Funds
Spectra Fund
Schedule of Investments(Unaudited)
July 31, 2007

                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS-99.6

AEROSPACE & DEFENSE-3.3%
Boeing Company                                           9,300     $    961,899
General Dynamics Corporation                            84,400        6,630,464
                                                                   ------------
                                                                      7,592,363
                                                                   ------------

AUTO EQUIPMENT & SERVICES-2.4%
Cummins Inc.                                            42,500        5,044,750
The Goodyear Tire & Rubber Company*                     20,100          577,272
                                                                   ------------
                                                                      5,622,022
                                                                   ------------

BIOTECHNOLOGY-1.1%
InterMune, Inc.*                                        21,500          459,025
Onyx Pharmaceuticals, Inc.*                             79,000        2,196,990
                                                                   ------------
                                                                      2,656,015
                                                                   ------------

BUILDING MATERIALS & GARDEN SUPPLIES-.6%
American Standard Companies Inc.                        26,300        1,421,515
                                                                   ------------

BUSINESS SERVICES-.9%
Endeavor Acquisition Corp.*                            195,000        2,154,750
                                                                   ------------

CAPITAL MARKETS-1.0%
Morgan Stanley                                           9,000          574,830
National Financial Partners Corporation                 36,900        1,710,684
                                                                   ------------
                                                                      2,285,514
                                                                   ------------

CASINOS & RESORTS-1.1%
Bally Technologies Inc.*                               105,300        2,590,380
                                                                   ------------

COMMERCIAL BANKS-.5%
Bank of America Corporation                             24,800        1,176,016
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-1.9%
Monster Worldwide Inc.*                                 49,800        1,936,722
Net 1 UEPS Technologies, Inc.*                         106,400        2,429,112
                                                                   ------------
                                                                      4,365,834
                                                                   ------------

COMMUNICATION EQUIPMENT-3.2%
Cisco Systems, Inc.*                                   214,600        6,204,086
Sonus Networks, Inc.*                                  167,600        1,146,384
                                                                   ------------
                                                                      7,350,470
                                                                   ------------

                                                       SHARES         VALUE
                                                       ------         -----

COMMUNICATION TECHNOLOGY-.5%
Time Warner Telecom Inc. Cl. A*                         60,200      $ 1,176,910
                                                                   ------------

COMPUTERS & PERIPHERALS-8.4%
Apple Computer, Inc.*                                   62,700        8,261,352
Dell Inc.*                                             130,800        3,658,476
Hewlett-Packard Company                                 37,700        1,735,331
Memc Electronic Materials, Inc.*                        41,200        2,526,384
Network Appliance, Inc. *                               20,900          592,306
SanDisk Corporation*                                    49,000        2,627,870
                                                                   ------------
                                                                     19,401,719
                                                                   ------------

COMPUTER SERVICES-.7%
Digital River, Inc.*                                    36,000        1,620,360
                                                                   ------------

COMPUTER TECHNOLOGY-1.0%
Atheros Communications*                                 37,100        1,034,348
NAVTEQ*                                                 21,860        1,183,282
                                                                   ------------
                                                                      2,217,630
                                                                   ------------

CONSTRUCTION & ENGINEERING-.6%
McDermott International, Inc.*                          15,900        1,318,746
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.5%
United Therapeutics Corporation*                        51,500        3,572,040
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.9%
Diamond Offshore Drilling Inc.                          11,000        1,134,980
Weatherford International Ltd.*                        143,400        7,934,322
                                                                   ------------
                                                                      9,069,302
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.1%
GFI Group Inc.*                                         35,100        2,615,652
                                                                   ------------

FINANCIAL SERVICES-5.0%
AllianceBernstein Holding LP                            24,900        2,089,608
CME Group, Inc. Holdings Inc.                           12,700        7,016,750
Lazard Ltd.                                             45,900        1,699,677
Nymex Holdings Inc.*                                     7,000          871,500
                                                                   ------------
                                                                     11,677,535
                                                                   ------------

FOOD & STAPLES RETAILING-1.3%
CVS Caremark Corporation                                84,800        2,984,112
                                                                   ------------

                                                       SHARES         VALUE
                                                       ------         -----

HEALTH CARE EQUIPMENT & SUPPLIES-5.6%
Cytyc Corporation*                                      43,800     $  1,843,980
Hologic, Inc.*                                         140,200        7,262,360
Illumina, Inc.                                          36,300        1,654,191
Intuitive Surgical, Inc.*                               10,300        2,189,883
                                                                   ------------
                                                                     12,950,414
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-1.2%
Cardinal Health, Inc.                                   42,500        2,793,525
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-5.8%
Accor SA                                                28,600        2,437,152
Hilton Hotels Corporation                              110,300        4,876,363
MGM MIRAGE *                                            18,200        1,330,602
Penn National Gaming, Inc.*                             24,500        1,408,750
Starbucks Corporation                                   87,400        2,331,832
Starwood Hotels & Resorts WorldWide, Inc.               18,600        1,171,056
                                                                   ------------
                                                                     13,555,755
                                                                   ------------

HOUSEHOLD PRODUCTS-.9%
Procter & Gamble Company                                35,102        2,171,410
                                                                   ------------

INDUSTRIAL CONGLOMERATES-.8%
General Electric Company                                45,500        1,763,580
                                                                   ------------

INSURANCE-1.1%
American International Group, Inc.                      37,900        2,432,422
                                                                   ------------

INTERNET & CATALOG RETAIL-1.0%
eBay Inc.*                                              71,500        2,316,600
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.2%
DealerTrack Holdings Inc.*                              64,800        2,336,688
Google Inc. Cl. A*                                       6,700        3,417,000
SINA Corp.*                                             74,700        3,213,594
Yahoo! Inc. *                                           36,600          850,950
                                                                   ------------
                                                                      9,818,232
                                                                   ------------

LEISURE & ENTERTAINMENT-1.0%
Great Canadian Gaming Corporation*                     184,100        2,284,681
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.2%
Smith & Wesson Holding Corporation*                    148,400        2,789,920
                                                                   ------------

MACHINERY-2.4%
Oshkosh Truck Corporation*                              97,000        5,553,250
                                                                   ------------

                                                       SHARES         VALUE
                                                       ------         -----

MEDIA-2.6%
Dolby Laboratories Inc. Cl. A*                          76,400        2,541,064
DreamWorks Animation SKG, Inc. Cl. A*                   62,400        1,934,400
Focus Media Holding Limited ADR*#                       38,900        1,606,959
                                                                   ------------
                                                                      6,082,423
                                                                   ------------

MEDICAL PRODUCTS-.5%
Northstar Neuroscience, Inc.*                          117,100        1,200,275
                                                                   ------------

METALS-1.0%
HudBay Minerals, Inc.*                                  23,400          572,832
MBMI Resources Inc.*                                   188,400          378,684
Thompson Creek Metals Co.,Inc.*                         23,600          459,020
Uranium One, Inc.*                                      86,800        1,006,012
                                                                   ------------
                                                                      2,416,548
                                                                   ------------

METALS & MINING-2.6%
Cameco Corporation                                      13,800          562,764
Freeport-McMoRan Copper & Gold, Inc. Cl. B              23,700        2,227,326
Paladin Resources Limited*                             324,000        2,021,760
Peabody Energy Corporation                              27,600        1,166,376
                                                                   ------------
                                                                      5,978,226
                                                                   ------------

OIL & GAS-.5%
Range Resources Corporation                              4,900          181,986
Warren Resources Inc.*                                  89,300          971,584
                                                                   ------------
                                                                      1,153,570
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-1.5%
Petrobank Energy and Resources Ltd.*                   124,600        3,483,816
                                                                   ------------

PHARMACEUTICALS-1.0%
Abbott Laboratories                                     47,500        2,407,775
                                                                   ------------

PHARMACEUTICALS PREPARATIONS-.6%
Adams Respiratory Therapeutics, Inc.*                   35,500        1,313,855
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.1%
FormFactor Inc.*                                         7,500          287,925
                                                                   ------------

                                                       SHARES         VALUE
                                                       ------         -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-11.7%
Intel Corporation                                      136,300        3,219,406
Lam Research Corporation*                               49,800        2,880,432
Maxim Integrated Products, Inc.                         34,900        1,106,330
ON Semiconductor Corporation*                          894,200       10,569,444
Tessera Technologies Inc.*                             113,885        4,684,090
Texas Instruments Incorporated                          63,800        2,245,122
Trident Microsystems, Inc.*                             58,700          892,827
Varian Semiconductor Equipment Associates, Inc.*        32,500        1,527,500
                                                                   ------------
                                                                     27,125,151
                                                                   ------------

SOFTWARE-3.0%
Adobe Systems Incorporated                              43,700        1,760,673
Microsoft Corporation                                   51,000        1,478,490
Solera Holdings Inc.*                                   65,400        1,222,980
TomTom NV*                                              39,800        2,571,987
                                                                   ------------
                                                                      7,034,130
                                                                   ------------

SPECIALTY RETAIL-1.3%
Urban Outfitters, Inc.*                                144,600        2,900,675
                                                                   ------------

TEXTILES & APPAREL-1.4%
Iconix Brand Group, Inc.*                              164,000        3,243,920
                                                                   ------------

TOBACCO-3.3%
Altria Group, Inc.                                     113,500        7,544,345
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.3%
America Movil S.A. de C.V. Series L ADR#                37,300        2,233,524
American Tower Corporation Cl. A*                       46,500        1,937,190
NII Holdings Inc. Cl. B*                                41,400        3,478,428
                                                                   ------------
                                                                      7,649,142
                                                                   ------------

Total Common Stocks (Cost $223,884,579)                             231,120,450
                                                                   ------------

PURCHASED OPTIONS-.8%
Put Options
American Home Mortgage Holdings, Inc./August/7.5         1,000          645,000
Bear Stearns/August/125                                    243                0
Chicago Mercantile Exchange/September/530                   63           93,240
Nasdaq/August/1950                                         128                0
Russell 2000/August/810                                    181          696,850
Russell 2000/September/790                                 130                0
Russell 2000/September/810                                  74          344,100
                                                                   ------------

Total Purchased Put Options
  (Cost $1,923,260)                                                   1,779,190
                                                                   ------------

                                                    PRINCIPAL
CORPORATE BONDS-.5%                                  AMOUNT           VALUE
                                                    ---------         -----
TEXTILES & APPAREL
Iconix Brand Group, Inc., 1.875%, 6/30/12(a)
  (Cost $1,150,000)                                 $1,150,000        1,118,375
                                                                   ------------

SHORT-TERM INVESTMENTS-2.7%
U.S. Agency Obligations
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $6,330,000)                                  6,330,000        6,330,000
                                                                   ------------


Total Investments (Cost $233,287,839)(b)                 103.6%     240,348,015

Liabilities in Excess of Other Assets                     (3.6)      (8,371,014)
                                                         -----     ------------

Net Assets                                               100.0%    $231,977,001
                                                         =====     ============

*    Non-income producing securities.

#    American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent .5% of the net assets of the fund.

(b) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $233,287,839 amounted to $7,060,176 which consisted of aggregate gross unrealized appreciation of $17,365,798 and aggregate gross unrealized depreciation of $10,305,622.

The Spectra Funds
Spectra Fund
Schedule of Options Written(Unaudited)
July 31,2007

                                                                        SHARES
                                                                        SUBJECT
                                                         Contracts      TO CALL/PUT       VALUE
                                                         ---------      -----------       -----
Call Options Written-
Chicago Mercantile Exchange Holdings Inc./September/610     28            2,800         $ 16,520
Chicago Mercantile Exchange/September/590                   35            3,500           35,700
                                                                                        --------
  (Premiums Received $74,290)                                                           $ 52,220
                                                                                        --------

Put Options Written-
Chicago Mercantile Exchange/September/490                   63            6,300           37,170
Nasdaq/August/1850                                         128           12,800                0
Russell 2000/September/770                                  74            7,400          157,620
Russell 2000/August/770                                    181           18,100          295,935
Russell 2000/September/750                                 130           13,000                0
                                                                                        --------
  (Premiums Received $722,710)                                                          $490,725
                                                                                        ========

The Spectra Funds
Spectra Green Fund
Schedule of Investments(Unaudited)
July 31, 2007


                                                      SHARES           VALUE
                                                      ------           -----
COMMON STOCKS-91.1%

AEROSPACE & DEFENSE-3.2%
BE Aerospace, Inc.*                                      2,540       $  103,022
Boeing Company                                           1,065          110,153
General Dynamics Corporation                             1,235           97,022
                                                                     ----------
                                                                        310,197
                                                                     ----------

AUTO COMPONENTS-.6%
LKQ Corporation*                                         1,905           54,159
                                                                     ----------

AUTO EQUIPMENT & SERVICES-2.4%
Cummins Inc.                                             1,960          232,652
                                                                     ----------

AUTOMOTIVE-1.1%
Toyota Motor Corporation Sponsored ADR#                    845          101,932
                                                                     ----------

BEVERAGES-1.0%
Coca-Cola Company                                        1,765           91,974
                                                                     ----------

BIOTECHNOLOGY-2.3%
Genentech, Inc.*                                           630           46,859
Gen-Probe Incorporated*                                    945           59,545
Gilead Sciences, Inc. *                                  3,095          115,227
                                                                     ----------
                                                                        221,631
                                                                     ----------

BUSINESS SERVICES-1.2%
Endeavor Acquisition Corp.*                             10,475          115,749
                                                                     ----------

CASINOS & RESORTS-1.0%
Ameristar Casinos, Inc.                                  3,190          101,059
                                                                     ----------

CHEMICALS-.2%
Zoltek Companies, Inc.*                                    465           21,809
                                                                     ----------

COMMERCIAL BANKS-.5%
Bank of America Corporation                                955           45,286
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES-.5%
Net 1 UEPS Technologies, Inc.*                           2,055           46,916
                                                                     ----------

                                                      SHARES           VALUE
                                                      ------           -----

COMMUNICATION EQUIPMENT-3.0%
Cisco Systems, Inc.*                                     7,855       $  227,088
Sonus Networks, Inc.*                                    8,950           61,218
                                                                     ----------
                                                                        288,306
                                                                     ----------

COMPUTERS & PERIPHERALS-4.4%
Apple Computer, Inc.*                                    1,245          164,041
Dell Inc.*                                               4,795          134,116
Memc Electronic Materials, Inc.*                         2,090          128,159
                                                                     ----------
                                                                        426,316
                                                                     ----------

COMPUTER SERVICES-.6%
Digital River, Inc.*                                     1,280           57,613
                                                                     ----------

COMPUTER SOFTWARE-.7%
Guidance Software Inc.*                                  5,500           65,065
                                                                     ----------

COMPUTER TECHNOLOGY-.4%
Atheros Communications*                                  1,510           42,099
                                                                     ----------

CONSTRUCTION & ENGINEERING-1.0%
McDermott International, Inc.*                           1,195           99,113
                                                                     ----------

CONSUMER PRODUCTS-.8%
Physicians Formula Holdings, Inc.*                       5,440           81,328
                                                                     ----------

DRUGS & PHARMACEUTICALS-.6%
United Therapeutics Corporation*                           865           59,996
                                                                     ----------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.6%
Spreadtrum Communications                                4,375           62,125
                                                                     ----------

ENERGY-2.3%
JA Solar Holdings Co. Ltd.*                              2,325           85,188
Nova Biosource Fuels, Inc.*                             18,000           46,800
SunPower Corporation  Cl. A                              1,320           93,100
                                                                     ----------
                                                                        225,088
                                                                     ----------

ENERGY EQUIPMENT & SERVICES-1.4%
Cameron International Corp.*                               630           49,140
North American Energy Partner*                           2,000           34,480
Suntech Power Holdings Co., Ltd. ADR*#                   1,195           48,194
                                                                     ----------
                                                                        131,814
                                                                     ----------

FINANCE-.8%
IntercontinentalExchange Inc. *                            525           79,343
                                                                     ----------

                                                      SHARES           VALUE
                                                      ------           -----

FINANCIAL INFORMATION SERVICES-.8%
GFI Group Inc.*                                          1,085           80,854
                                                                     ----------

FINANCIAL SERVICES-1.5%
AllianceBernstein Holding LP                               548           45,988
CME Group, Inc. Holdings Inc.                              175           96,688
                                                                     ----------
                                                                        142,676
                                                                     ----------

FOOD & BEVERAGES-.5%
Chiquita Brands International                            2,705           47,500
                                                                     ----------

FOOD & STAPLES RETAILING-.5%
Whole Foods Market, Inc.                                 1,190           44,078
                                                                     ----------

FREIGHT & LOGISTICS-.5%
FedEx Corp.                                                440           48,726
                                                                     ----------

HEALTH CARE EQUIPMENT & SUPPLIES-2.9%
Hologic, Inc.*                                           2,440          126,392
Intuitive Surgical, Inc.*                                  255           54,216
Kyphon Inc.*                                             1,565          102,695
                                                                     ----------
                                                                        283,303
                                                                     ----------

HEALTH CARE PROVIDERS & SERVICES-2.1%
Health Net Inc.*                                         1,890           93,631
HealthExtras, Inc.*                                      2,040           54,733
UnitedHealth Group Incorporated                          1,190           57,632
                                                                     ----------
                                                                        205,996
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE-5.4%
Accor SA                                                 1,695          144,440
Penn National Gaming, Inc.*                              1,630           93,724
Starbucks Corporation                                   10,570          282,008
                                                                     ----------
                                                                        520,172
                                                                     ----------

HOUSEHOLD PRODUCTS-.7%
Procter & Gamble Company                                 1,139           70,459
                                                                     ----------

INDUSTRIAL CONGLOMERATES-2.2%
3M Co.                                                   1,185          105,370
General Electric Company                                 2,890          112,017
                                                                     ----------
                                                                        217,387
                                                                     ----------

INSURANCE-2.3%
American International Group, Inc.                       1,135           72,844
Covanta Holding Corporation*                             5,545          125,761
Hartford Financial Services Group, Inc. (The)              300           27,561
                                                                     ----------
                                                                        226,166
                                                                     ----------

                                                      SHARES           VALUE
                                                      ------           -----

INTERNET & CATALOG RETAIL-3.0%
Coldwater Creek Inc.*                                    4,505       $   88,703
eBay Inc.*                                               6,300          204,120
                                                                     ----------
                                                                        292,823
                                                                     ----------

INTERNET SOFTWARE & SERVICES-5.2%
Allscripts Healthcare Solutions, Inc.*                   3,040           69,160
DealerTrack Holdings Inc.*                               2,705           97,543
Google Inc. Cl. A*                                         290          147,900
Vocus, Inc.*                                             3,000           84,270
Yahoo! Inc. *                                            4,753          110,507
                                                                     ----------
                                                                        509,380
                                                                     ----------

INVESTMENT COMPANIES-.6%
NexCen Brands, Inc.*                                     6,940           58,851
                                                                     ----------

MACHINERY-2.4%
Bucyrus International, Inc. Cl. A                        1,065           67,690
Deere & Co.                                                815           98,142
Terex Corporation*                                         800           69,000
                                                                     ----------
                                                                        234,834
                                                                     ----------

MEDIA-1.4%
Comcast Corporation Special  Cl.  A*                     2,045           53,518
Focus Media Holding Limited ADR*#                        1,920           79,315
                                                                     ----------
                                                                        132,833
                                                                     ----------

MEDICAL PRODUCTS-1.1%
Metabolix, Inc.*                                         3,980           87,520
Northstar Neuroscience, Inc.*                            2,370           24,293
                                                                     ----------
                                                                        111,813
                                                                     ----------

METAL FABRICATING-1.2%
Kaydon Corporation                                       2,270          120,787
                                                                     ----------

METALS & MINING-2.6%
Cameco Corporation                                       2,250           91,755
Teck Cominco Limited                                     3,525          156,510
                                                                     ----------
                                                                        248,265
                                                                     ----------

MULTILINE RETAIL-.4%
Target Corporation                                         675           40,885
                                                                     ----------

OIL AND GAS EXPLORATION SERVICES-.7%
Petrobank Energy and Resources Ltd.*                     2,315           64,727
                                                                     ----------

PHARMACEUTICALS-3.6%
Abbott Laboratories                                      2,255          114,306
Johnson & Johnson                                        1,475           89,238
Pfizer Inc.                                              2,420           56,894
Schering-Plough Corporation                              3,045           86,904
                                                                     ----------
                                                                        347,342
                                                                     ----------

PHOTOGRAPHY-.7%
Shutterfly, Inc.*                                        2,795           71,971
                                                                     ----------

                                                      SHARES           VALUE
                                                      ------           -----

REAL ESTATE-.5%
Jones Lang LaSalle Incorporated                            475       $   52,145
                                                                     ----------

RESTAURANTS-.9%
McCormick & Schmick's Seafood Restaurants, Inc.*         3,690           89,961
                                                                     ----------

RETAIL-.9%
Lululemon Athletica Inc.*                                2,665           85,653
                                                                     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.3%
Cree, Inc.*                                              1,720           44,067
Intel Corporation                                        5,900          139,358
Lam Research Corporation*                                1,775          102,666
ON Semiconductor Corporation*                            8,765          103,602
Varian Semiconductor Equipment Associates, Inc.*         2,690          126,430
                                                                     ----------
                                                                        516,123
                                                                     ----------

SOFTWARE-4.6%
Activision, Inc.*                                        3,080           52,699
Adobe Systems Incorporated                               3,065          123,489
Electronic Arts Inc.*                                    1,510           73,446
Microsoft Corporation                                    4,700          136,253
Synchronoss Technologies Inc. *                          1,630           59,267
                                                                     ----------
                                                                        445,154
                                                                     ----------

SPECIALTY RETAIL-2.4%
Home Depot, Inc.                                         2,970          110,395
Urban Outfitters, Inc.*                                  6,070          121,764
                                                                     ----------
                                                                        232,159
                                                                     ----------

TELEPHONES-.9%
Orbcomm, Inc.*                                           5,665           86,900
                                                                     ----------

TEXTILES & APPAREL-1.3%
Iconix Brand Group, Inc.*                                6,565          129,856
                                                                     ----------

UTILITIES-.4%
Veolia Environnement                                       570           42,368
                                                                     ----------

WASTE MANAGEMENT-.5%
Darling International Inc.*                              5,385           45,180
                                                                     ----------

WIRELESS TELECOMMUNICATION SERVICES-.5%
SBA Communications Corporation Cl. A*                    1,350           44,982
                                                                     ----------

Total Common Stocks (Cost $8,429,852)                                 8,853,879
                                                                     ----------

SHORT-TERM INVESTMENTS-10.9%
U.S. Agency Obligations
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $1,057,000)                                 $1,057,000       $1,057,000
                                                                     ----------


Total Investments (Cost $9,486,852)(a)                   102.0%       9,910,879

Liabilities in Excess of Other Assets                     (2.0)        (195,467)
                                                         -----       ----------

Net Assets                                               100.0%      $9,715,412
                                                         =====       ==========


*    Non-income producing securities.

#    American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,486,852 amounted to $424,027 which consisted of aggregate gross unrealized appreciation of $767,553 and aggregate gross unrealized depreciation of $343,526.

The Spectra Funds
Spectra Alchemy Fund
Schedule of Investments(Unaudited)
July 31, 2007


                                                     SHARES            VALUE
                                                     ------            -----
COMMON STOCKS-94.4%

AEROSPACE & DEFENSE-2.1%
Armor Holdings, Inc.*                                      533       $   46,904
                                                                     ----------

AUTO EQUIPMENT & SERVICES-.7%
McGrath Rentcorp                                           535           16,007
                                                                     ----------

BIOTECHNOLOGY-5.7%
Celgene Corporation*                                       572           34,640
Genentech, Inc.*                                           227           16,884
Gen-Probe Incorporated*                                    339           21,360
Gilead Sciences, Inc. *                                    458           17,052
Neurocrine Biosciences, Inc.*                            1,604           16,313
Onyx Pharmaceuticals, Inc.*                                906           25,196
                                                                     ----------
                                                                        131,445
                                                                     ----------

BUSINESS SERVICES-2.3%
Endeavor Acquisition Corp.*                              2,738           30,255
Quanta Services Inc.*                                      600           17,058
TeleTech Holdings Inc.*                                    218            6,394
                                                                     ----------
                                                                         53,707
                                                                     ----------

CAPITAL MARKETS-1.5%
Bear Stearns Companies Inc.                                290           35,154
                                                                     ----------

CASINOS & RESORTS-1.2%
Ameristar Casinos, Inc.                                    280            8,871
Bally Technologies Inc.*                                   779           19,163
                                                                     ----------
                                                                         28,034
                                                                     ----------

COMMERCIAL BANKS-.9%
Boston Private Financial Holdings, Inc.                    780           19,882
                                                                     ----------

COMMERCIAL SERVICES & SUPPLIES-.3%
Monster Worldwide Inc.*                                    191            7,428
                                                                     ----------

COMMUNICATION EQUIPMENT-3.2%
Cisco Systems, Inc.*                                       801           23,157
Research In Motion Limited*                                112           23,968
Sonus Networks, Inc.*                                    3,911           26,751
                                                                     ----------
                                                                         73,876
                                                                     ----------

                                                     SHARES            VALUE
                                                     ------            -----

COMMUNICATION TECHNOLOGY-.7%
Time Warner Telecom Inc. Cl. A*                            792       $   15,484
                                                                     ----------

COMPUTERS & PERIPHERALS-4.0%
Apple Computer, Inc.*                                      156           20,554
Hewlett-Packard Company                                    590           27,158
Memc Electronic Materials, Inc.*                           266           16,311
Network Appliance, Inc. *                                  231            6,547
SanDisk Corporation*                                       402           21,559
                                                                     ----------
                                                                         92,129
                                                                     ----------

COMPUTER SERVICES-2.0%
ANSYS, Inc.*                                               954           24,842
Digital River, Inc.*                                       436           19,625
                                                                     ----------
                                                                         44,467
                                                                     ----------

COMPUTER TECHNOLOGY-2.0%
Atheros Communications*                                    888           24,757
NAVTEQ*                                                    397           21,490
                                                                     ----------
                                                                         46,247
                                                                     ----------

CONSTRUCTION & ENGINEERING-2.2%
Chicago Bridge & Iron Company N.V.                       1,232           50,019
                                                                     ----------

CONSUMER PRODUCTS-.6%
Physicians Formula Holdings, Inc.*                         892           13,335
                                                                     ----------

CONTAINERS & PACKAGING-1.7%
Crown Holdings, Inc.                                       623           15,301
Greif Inc.                                                 408           22,440
                                                                     ----------
                                                                         37,741
                                                                     ----------

CORRECTIONAL FACILITIES-1.3%
The Geo Group Inc.*                                      1,048           28,988
                                                                     ----------

DRUGS & PHARMACEUTICALS-2.0%
United Therapeutics Corporation*                           653           45,292
                                                                     ----------

ENERGY EQUIPMENT & SERVICES-3.2%
National-Oilwell Varco Inc.*                               611           73,387
                                                                     ----------

FINANCE-3.2%
IntercontinentalExchange Inc. *                            440           66,497
WNS Holdings Limited*                                      280            7,000
                                                                     ----------
                                                                         73,497
                                                                     ----------

                                                     SHARES            VALUE
                                                     ------            -----

FINANCIAL SERVICES-1.1%
Lazard Ltd.                                                          $   24,070
                                                                     ----------

FOOD & STAPLES RETAILING-1.7%
Whole Foods Market, Inc.                                 1,050           38,892
                                                                     ----------

HOTELS, RESTAURANTS & LEISURE-3.0%
MGM MIRAGE *                                               249           18,204
Starbucks Corporation                                    1,895           50,559
                                                                     ----------
                                                                         68,763
                                                                     ----------

HOUSEHOLD PRODUCTS-1.3%
Procter & Gamble Company                                   495           30,621
                                                                     ----------

INDUSTRIAL CONGLOMERATES-2.1%
General Electric Company                                 1,225           47,481
                                                                     ----------

INFORMATION TECHNOLOGY  SERVICES-1.6%
Cognizant Technology Solutions Corporation Cl. A*          444           35,955
                                                                     ----------

INSURANCE-2.7%
American International Group, Inc.                         970           62,255
                                                                     ----------

INTERNET & CATALOG RETAIL-1.8%
eBay Inc.*                                               1,255           40,662
                                                                     ----------

INTERNET SOFTWARE & SERVICES-1.2%
DealerTrack Holdings Inc.*                                 353           12,729
SINA Corp.*                                                350           15,057
                                                                     ----------
                                                                         27,786
                                                                     ----------

INVESTMENTS COMPANIES-1.7%
Nexcen Brands, Inc.*                                     4,490           38,075
                                                                     ----------

IT SERVICES-1.1%
Infosys Technologies Limited                               485           24,056
                                                                     ----------

MACHINERY-3.8%
Bucyrus International, Inc. Cl. A                          702           44,619
Oshkosh Truck Corporation*                                 743           42,537
                                                                     ----------
                                                                         87,156
                                                                     ----------

                                                     SHARES            VALUE
                                                     ------            -----

MEDIA-.6%
Dolby Laboratories Inc. Cl. A*                             402           13,371
                                                                     ----------

MEDICAL DEVICES-1.5%
Dexcom Inc.*                                             4,114           33,035
                                                                     ----------

MEDICAL PRODUCTS-.5%
Northstar Neuroscience, Inc.*                            1,121           11,490
                                                                     ----------

METALS-1.8%
Uranium One, Inc.*                                       3,461           40,113
                                                                     ----------

METALS & MINING-1.6%
Paladin Resources Limited*                               6,000           37,440
                                                                     ----------

PHARMACEUTICALS-4.3%
Barr Pharmaceuticals, Inc.*                                344           17,620
Merck & Co. Inc.                                           704           34,953
Schering-Plough Corporation                              1,627           46,435
                                                                     ----------
                                                                         99,008
                                                                     ----------

PHOTOGRAPHY-.7%
Shutterfly, Inc.*                                          634           16,326
                                                                     ----------

PRINTING-.7%
Cenveo Inc.*                                               705           14,812
                                                                     ----------

RETAIL-2.3%
99 Cents Only Stores                                     2,394           29,134
Sothebys Holdings Inc., Cl. A                              534           22,829
                                                                     ----------
                                                                         51,963
                                                                     ----------

                                                     SHARES            VALUE
                                                     ------            -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.4%
Lam Research Corporation*                                  673       $   38,926
ON Semiconductor Corporation*                            1,820           21,512
Tessera Technologies Inc.*                                 398           16,370
                                                                     ----------
                                                                         76,808
                                                                     ----------

SOFTWARE-2.7%
Adobe Systems Incorporated                                 287           11,563
Concur Technologies, Inc.*                                 927           22,118
Synchronoss Technologies Inc. *                            737           26,798
                                                                     ----------
                                                                         60,479
                                                                     ----------

SPECIALTY RETAIL-3.0%
Abercrombie & Fitch Co. Cl. A                              350           24,465
Urban Outfitters, Inc.*                                  2,241           44,954
                                                                     ----------
                                                                         69,419
                                                                     ----------

TELEPHONE COMMINICATION-.7%
NICE Systems Ltd.*                                         470           15,613
                                                                     ----------

TEXTILES & APPAREL-2.5%
Iconix Brand Group, Inc.*                                2,912           57,599
                                                                     ----------

TOBACCO-1.4%
Altria Group, Inc.                                         486           32,304
                                                                     ----------

WIRELESS TELECOMMUNICATION SERVICES-2.8%
American Tower Corporation Cl. A*                          408           16,997
NII Holdings Inc. Cl. B*                                   229           19,241
SBA Communications Corporation Cl. A*                      811           27,023
                                                                     ----------
                                                                         63,261
                                                                     ----------


Total Common Stocks (Cost $2,106,725)                                 2,151,836
                                                                     ----------

Total Investments (Cost $2,106,725)(a)                    94.4%       2,151,836

Other Assets in Excess of Liabilities                      5.6          128,164
                                                         -----       ----------

Net Assets                                               100.0%      $2,280,000
                                                         =====       ==========


*    Non-income producing securities.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,106,725 amounted to $45,111 which consisted of aggregate gross unrealized appreciation of $174,126 and aggregate gross unrealized depreciation of $129,015.

The Spectra Funds
Spectra International Opportunities Fund
Schedule of Investments(Unaudited)
July 31, 2007



COMMON STOCKS-90.7%                                   SHARES            VALUE
                                                      ------            -----

UNITED STATES-4.0%

IT SERVICES-1.8%
WNS Holdings Limited*                                    1,845       $   46,125

SOFTWARE-2.2%
Net 1 UEPS Technologies, Inc.*                           2,498           57,029
                                                                     ----------
TOTAL UNITED STATES
  (Cost $126,557)                                                       103,154
                                                                     ----------

AUSTRALIA-1.4%

COMMERCIAL SERVICES & SUPPLIES-.2%
Brambles Limited*                                          390            3,671

METALS & MINING-1.2%
Paladin Resources Limited*                               5,104           31,849
                                                                     ----------
TOTAL AUSTRALIA
  (Cost $46,863)                                                         35,520
                                                                     ----------

BELGIUM-.3%

DIVERSIFIED FINANCIAL-.1%
Dexia SA                                                   131            3,748

TELEPHONES-.2%
Belgacom SA                                                123            4,982
                                                                     ----------
TOTAL BELGIUM
  (Cost $9,469)                                                           8,730
                                                                     ----------

BERMUDA-1.9%

FINANCIAL SERVICES-1.9%
Lazard Ltd.                                              1,392           51,546
                                                                     ----------
TOTAL BERMUDA
  (Cost $68,934)                                                         51,546
                                                                     ----------

BRAZIL-6.7%

METALS & MINING-3.4%
Companhia Vale do Rio Doce (CVRD)ADR#                    1,820           89,198
                                                                     ----------

OIL & GAS-3.3%
Petroleo Brasileiro S. A. ADR#                           1,340           86,966
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

TOTAL BRAZIL
  (Cost $118,680)                                                    $  176,164
                                                                     ----------

CHINA-5.0%

EDUCATION-.6%
New Oriental Educatio-SP ADR*#                             278           14,392
                                                                     ----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.4%
Spreadtrum Communications                                  774           10,991
                                                                     ----------
ENERGY EQUIPMENT & SERVICES-.7%
Suntech Power Holdings Co., Ltd. ADR*#                     425           17,140
                                                                     ----------
HOTELS AND OTHER LODGING PLACES-.5%
Ctrip.com International Ltd.*                              324           12,490
                                                                     ----------
INTERNET-.6%
Baidu.com, Inc. ADR*#                                       79           15,954
                                                                     ----------
INTERNET SOFTWARE & SERVICES-1.6%
Netease.com Inc. ADR*#                                     995           16,925
SINA Corp.*                                                585           25,167
                                                                     ----------
                                                                         42,092
                                                                     ----------

MEDIA-.6%
Focus Media Holding Limited ADR*#                          380           15,698
                                                                     ----------
TOTAL CHINA
  (Cost $121,237)                                                       128,757
                                                                     ----------

DENMARK-.2%

MEDICAL PRODUCTS-.2%
Novo Nordisk A/S                                            64            6,718
                                                                     ----------

TOTAL DENMARK
  (Cost $5,420)                                                           6,718
                                                                     ----------
FINLAND-.2%

INSURANCE-.2%
Sampo Oyj                                                  269            8,074
                                                                     ----------
TOTAL FINLAND
  (Cost $8,546)                                                           8,074
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

FRANCE-6.1%

ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
STMicroelectronics N.V.                                    812       $   13,945
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE-1.4%
Accor SA                                                   428           36,472
                                                                     ----------
METALS-1.6%
Vallourec SA                                               161           41,667
                                                                     ----------
TRANSPORTATION-2.6%
Veolia Environnement                                       913           67,872
                                                                     ----------
TOTAL FRANCE
  (Cost $160,723)                                                       159,956
                                                                     ----------

GERMANY-5.8%

CHEMICALS-1.8%
Bayer AG                                                   666           47,168
                                                                     ----------
FINANCE-.9%
Deutsche Boerse AG                                         205           23,857
                                                                     ----------
MEDICAL PRODUCTS-.5%
Merck KGaA                                                 109           13,607
                                                                     ----------
PERSONAL CARE-2.0%
Beiersdorf AG                                              758           52,731
                                                                     ----------
UTILITY-.6%
RWE AG                                                     141           14,985
                                                                     ----------

TOTAL GERMANY
  (Cost $144,354)                                                       152,348
                                                                     ----------

GREAT BRITAIN-9.8%

ADVERTISING-.2%
WPP Group PLC                                              287            4,115
                                                                     ----------
AEROSPACE & DEFENSE-2.6%
Rolls-Royce Group PLC*                                   6,716           68,946
                                                                     ----------
BEVERAGES-.8%
Diageo plc                                                 986           20,150
                                                                     ----------
BROADCASTING-.4%
British Sky Broadcasting Group PLC                         744           10,010
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

COMMERCIAL BANKS-.9%
HBOS PLC                                                   205       $    3,994
Lloyds TSB Group PLC                                     1,389           15,632
Royal Bank of Scotland Group PLC                           270            3,216
                                                                     ----------
                                                                         22,842
                                                                     ----------
ELECTRIC UTILITIES-1.7%
National Grid PLC                                        3,145           44,607
                                                                     ----------
FOOD & BEVERAGES-.5%
Compass Group PLC                                        1,766           11,919
                                                                     ----------
HOUSEHOLD PRODUCTS-.9%
Reckitt Benckiser PLC                                      417           22,323
                                                                     ----------
REAL ESTATE-.6%
Land Securities Group PLC                                  422           14,377
                                                                     ----------
RETAIL-.6%
Marks & Spencer Group PLC                                1,319           16,796
                                                                     ----------
TELEPHONES-.1%
BT Group PLC*                                              615            3,900
                                                                     ----------
TOBACCO-.3%
British American Tobacco PLC                               145            4,688
Imperial Tobacco Group PLC                                  98            4,298
                                                                     ----------
                                                                          8,986
                                                                     ----------

UTILITY-.2%
Centrica PLC                                               705            5,112
                                                                     ----------

TOTAL GREAT BRITAIN
  (Cost $252,928)                                                       254,083
                                                                     ----------

HONG KONG-11.2%

BUILDING & CONSTRUCTION-.7%
China Communications Construction Company Ltd.*          7,875           17,671
                                                                     ----------

COMMERCIAL BANKS-.5%
The Bank of East Asia, Ltd.                              2,190           13,077
                                                                     ----------

CONSTRUCTION & ENGINEERING-.9%
China National Building Material Company Ltd.*          11,540           24,092
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

FINANCIAL SERVICES-3.8%
Hong Kong Exchanges & Clearing Limited                   6,100       $   99,539
                                                                     ----------
INDUSTRIAL CONGLOMERATES-.6%
Peace Mark (Holdings) Limited                           10,000           15,557
                                                                     ----------
MACHINERY-.5%
China Infrastructure Machinery Holdings Limited*         6,210           13,821
                                                                     ----------
MARINE TRANSPORT-.7%
China Shipping Container Lines Company Limited *        21,163           17,502
                                                                     ----------
MEDICAL PRODUCTS-.5%
Shandong Weigao Group Medical Polymer Company Limited    5,283           13,120
                                                                     ----------
METALS & MINING-.6%
Yanzhou Coal Company Limited                             8,097           14,554
                                                                     ----------
OIL & GAS-.6%
CNOOC Limited                                           12,799           15,230
                                                                     ----------
RETAIL-.5%
Espirit Holdings Limited                                   929           12,415
                                                                     ----------
SOFTWARE-.6%
China Lotsynergy Holdings*                              29,955           16,493
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES-.7%
China Mobile (Hong Kong) Limited                         1,532           17,603
                                                                     ----------
TOTAL HONG KONG
  (Cost $197,940)                                                       290,674
                                                                     ----------

ISRAEL-3.9%

COMMUNICATIONS EQUIPMENT-2.2%
NICE Systems Ltd.*                                       1,760           58,467
                                                                     ----------
PHARMACEUTICALS-1.7%
Teva Pharmaceutical Industries Ltd. ADR#                 1,047           43,995
                                                                     ----------
TOTAL ISRAEL
  (Cost $98,282)                                                        102,462
                                                                     ----------

JAPAN-11.5%

AUTOMOTIVE-2.1%
Toyota Motor Corporation                                   890           53,833
                                                                     ----------
COMMERCIAL BANKS-.5%
Resona Holdings, Inc.*                                       6           12,849
                                                                     ----------
MACHINERY-1.4%
FANUC LTD.                                                 346           37,263
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

ELECTRONICS-1.0%
SONY CORPORATION                                           483       $   25,658
                                                                     ----------
INTERNET SOFTWARE & SERVICES-.2%
NTT Data Corporation                                         1            4,167
                                                                     ----------
MEDICAL PRODUCTS-.4%
Takeda Pharmaceutical Company Limited                      184           11,926
                                                                     ----------
METALS-1.2%
NIPPON STEEL CORPORATION                                 4,112           30,773
                                                                     ----------
TOBACCO-.6%
Japan Tobacco Inc.                                           3           15,170
                                                                     ----------
TOYS-4.1%
Nintendo Co., Ltd.                                         225          107,932
                                                                     ----------
TOTAL JAPAN
  (Cost $252,277)                                                       299,571
                                                                     ----------

MEXICO-3.1%

WIRELESS TELECOMMUNICATION SERVICES-3.1%
America Movil S.A. de C.V. Series L ADR#                 1,380           82,634
                                                                     ----------
TOTAL MEXICO
  (Cost $58,498)                                                         82,634
                                                                     ----------

NETHERLANDS-7.2%

BEVERAGES-.6%
Heineken NV                                                245           15,535
                                                                     ----------
CONSTRUCTION & ENGINEERING-2.0%
Chicago Bridge & Iron Company N.V.                       1,302           52,861
                                                                     ----------
PUBLISHING-.6%
Reed Elsevier NV                                           834           15,324
                                                                     ----------
SOFTWARE-3.5%
TomTom NV*                                               1,390           89,826
                                                                     ----------
TELEPHONES-.5%
Koninklijke (Royal) KPN NV                                 874           13,529
                                                                     ----------
TOTAL NETHERLANDS
  (Cost $143,915)                                                       187,075
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

NORWAY-.9%

OIL & GAS-.3%
Norsk Hydro ASA                                            183       $    7,052
                                                                     ----------
TELECOM-.6%
Telenor ASA                                                837           15,325
                                                                     ----------
TOTAL NORWAY
  (Cost $21,842)                                                         22,377
                                                                     ----------

PORTUGAL-.6%

TELEPHONES-.6%
Portugal Telecom, SGPS, S.A.                             1,192           16,679
                                                                     ----------
TOTAL PORTUGAL
  (Cost $16,318)                                                         16,679
                                                                     ----------

SINGAPORE-.3%

APPAREL-.3%
Hongguo International Holdings Limited                  12,633            8,556
                                                                     ----------
TOTAL SINGAPORE
  (Cost $10,281)                                                          8,556
                                                                     ----------

SPAIN-2.1%

BUILDING & CONSTRUCTION-.6%
ACS, Actividades de Construccion y Servicios, S.A.         241           14,283
                                                                     ----------
RETAIL-.9%
Industria de Diseno Textil, S.A.                           407           24,358
                                                                     ----------
TELEPHONES-.6%
Telefonica S.A.                                            663           15,524
                                                                     ----------
TOTAL SPAIN
  (Cost $50,960)                                                         54,165
                                                                     ----------

SWEDEN-1.6%

MACHINERY-1.2%
Atlas Copco AB                                           1,725           29,683
                                                                     ----------
RETAIL-.4%
Hennes & Mauritz AB (H&M)                                  203           11,665
                                                                     ----------
TOTAL SWEDEN
  (Cost $37,742)                                                         41,348
                                                                     ----------

                                                      SHARES            VALUE
                                                      ------            -----

SWITZERLAND-5.2%

FINANCE-2.4%
UBS AG                                                   1,142       $   63,139
                                                                     ----------
FINANCIAL SERVICES-.1%
Credit Suisse Group                                         60            3,909
                                                                     ----------
MEDICAL PRODUCTS-2.3%
Novartis AG                                              1,094           58,932
                                                                     ----------
MEDICAL PRODUCTS-.4%
Roche Holding AG                                            54            9,551
                                                                     ----------
TOTAL SWITZERLAND
  (Cost $141,551)                                                       135,531
                                                                     ----------

TAIWAN-1.3%

ELECTRIC EQUIPMENT-0.7%
Hon Hai Precision Industry Co., Ltd.*                    2,239           18,410
                                                                     ----------
SEMICONDUCTOR-0.6%
MediaTek Incorporation*                                    842           15,012
                                                                     ----------
TOTAL TAIWAN
  (Cost $27,455)                                                         33,422
                                                                     ----------

Total Common Stocks (Cost $2,120,772)                                 2,359,544
                                                                     ----------

                                                     PRINCIPAL
                                                      AMOUNT
U.S. Agency Obligations-8.5%

Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $220,000)                                     $220,000          220,000
                                                                     ----------

Total Investments (Cost $2,340,772)(a)                    99.2%       2,579,544

Other Assets in Excess of Liabilities                      0.8           20,459
                                                         -----       ----------

NET ASSETS                                               100.0%      $2,600,003
                                                         =====       ==========


*    Non-income producing securities.

#    American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,340,772 amounted to $238,772 which consisted of aggregate gross unrealized appreciation of $328,117 and aggregate gross unrealized depreciation of $89,345.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Spectra Funds



By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007



By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 27, 2007